Amount of Finance Receivables Segregated into Aging Categories Based on Number of Days Outstanding (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 Retail USD ($)	Mar. 31, 2013 Retail JPY (¥)	Mar. 31, 2012 Retail JPY (¥)	Mar. 31, 2013 Finance leases USD ($)	Mar. 31, 2013 Finance leases JPY (¥)	Mar. 31, 2012 Finance leases JPY (¥)	Mar. 31, 2013 Wholesale USD ($)	Mar. 31, 2013 Wholesale JPY (¥)	Mar. 31, 2012 Wholesale JPY (¥)	Mar. 31, 2013 Real Estate USD ($)	Mar. 31, 2013 Real Estate JPY (¥)	Mar. 31, 2012 Real Estate JPY (¥)	Mar. 31, 2013 Working Capital USD ($)	Mar. 31, 2013 Working Capital JPY (¥)	Mar. 31, 2012 Working Capital JPY (¥)
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	$ 94,881	¥ 8,923,588	¥ 7,146,365	$ 10,857	¥ 1,021,074	¥ 939,345	$ 13,886	¥ 1,305,953	¥ 923,642	$ 6,997	¥ 658,114	¥ 535,296	$ 6,928	¥ 651,553	¥ 574,671
31-60 days past due	897	84,354	64,314	33	3,106	5,766	0	45	3	1	63				70
61-90 days past due	184	17,312	13,851	17	1,661	2,645
Over 90 days past due	240	22,528	24,263	43	4,046	7,674			53			98			121
Total	$ 96,202	¥ 9,047,782	¥ 7,248,793	$ 10,950	¥ 1,029,887	¥ 955,430	$ 13,886	¥ 1,305,998	¥ 923,698	$ 6,998	¥ 658,177	¥ 535,394	$ 6,928	¥ 651,553	¥ 574,862